Matthews International Funds

d/b/a Matthews Asia Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

May 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Matthews International Funds

File Nos. 033-78960 and 811-08510

Sir or Madam:

On behalf of Matthews International Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the prospectuses and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act do not differ from that contained in Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A as filed electronically with the Securities and Exchange Commission on April 29, 2016.

Please direct any inquiries regarding this filing to David Monroe, Vice President, at (415) 788-7553.

Very truly yours,

/s/ William J. Hackett
William J. Hackett President